Related Party Transactions	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 - Related Party Transactions

9.1 Related Party Contract

ZhongHe Industries Sdn Bhd (ZHI) is an entity owned by Mr. Lim Hooi Beng, who owned 20% of its shares as of March 31, 2024 and September 30, 2023. Mr. Lim Hooi Beng also owns 13.8% of the ordinary shares of the Company as of March 31, 2024. Previously, Mr. Lim Hooi Beng owned 14.5% of the ordinary shares of Graphjet as of September 30, 2023.

On September 20, 2021, the Company entered into a Contract of Commission Processing with ZHI, pursuant to which the Company appointed ZHI for the provision of services as stipulated in the Contract of Commission Processing. During the three-month period ended March 31, 2024 and the year ended September 30, 2023, the contract was still effective and the prepayment made to secure its production line was $Nil and $Nil, respectively. The agreement will be ended by June 2024. The fee charged is based on the material consumption and labor cost incurred.

On July 1, 2022, the Company entered into a Tenancy Agreement with ZHI, with respect to the demised premises located at L4-E-8 Enterprise 4, Technology Park Malaysia, Bukit Jalil, 57000 Kuala Lumpur. Pursuant to the terms of the Tenancy Agreement, the tenancy is subject to an initial term of 2 years with a monthly rental of $0.8. The agreement will not be extended after ended and no transfer of premises ownership at the end of the agreement.

	March 31,	September 30,
	2024	2023

Advances to a related company	$92	$97

The advance to ZHI represents the prepayment made to secure its production line after offsetting with the rental charged by ZHI for the office premises.

9.2 Related Party Loans

Short Term Loan

Working capital Loan

To finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors could, but were not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion. As of March 31, 2024, there was $96 borrowed under Working Capital Loan.

Extension Loan

On November 1, 2022, the Sponsor and the Company entered into an Extension Agreement to fund the monthly extension payments (up to fifteen (15) one-month extensions) through February 18, 2024 pursuant to the “Second Extension Amendment Proposal”. The extension loan is interest free and to be repaid in September 2024. As of March 31, 2024 the outstanding balance under the Extension Agreement was $1,142.

Long Term Loan

Payable to Directors

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the shareholders of the Company and directors of Graphjet.

	March 31,	September 30,
	2024	2023
Lim Hooi Beng	$1,212	$2,226
Aw Jeen Rong	6	6
Payables to directors	$1,218	$2,232

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong own 13.8% and 6.0% of the ordinary shares of the Company as of March 31, 2024. As of September 30, 2023, Mr. Lim Hooi Beng and Mr. Aw Jeen Rong owned 14.5% and 6.3% of the ordinary shares of Graphjet. The reduction in percentage of ownership was due to the share exchange during the merger, as stated in Note 1.2 . The shareholders will continue to support the company, hence the payables are interest free and demands for repayment are not expected within the next 12 months.

On March 11, 2024, the Company entered the debt to equity conversion agreements with Mr. Lim Hooi Beng. The Company issued 775,000 ordinary shares at $4.00 per share amounting $3,100 to partially settle the outstanding balance.

As of March 31, 2024 and September 30, 2023, the outstanding balance on the payable is $1,218 and $2,232, respectively.

Payable to a Shareholder for Intellectual Property

On March 10, 2022, Graphjet entered into Intellectual Property Sales Agreement with Mr. Liu Yu, as supplemented by the letter from Mr. Liu Yu to Graphjet dated July 29, 2022, pursuant to which Graphjet purchased the process for producing palm-based graphene, an intellectual property held by Mr. Liu Yu for $6,258 payable within the 19th to 36th month period from July 29, 2022. Liu Yu owned 24.3% the Company’s ordinary shares as of March 31, 2024 and 25.5% of the ordinary shares of Graphjet as of September 30, 2023. The reduction in percentage of ownership was due to the share exchange during the merger, as stated in Note 1.2. This long-term payable is excluded from recognizing imputed interest in accordance with ASC 835-30 Interest.

On March 11, 2024, the Company entered the debt to equity conversion agreements with Mr. Liu Yu. The Company issued 1,275,000 ordinary shares at $4.00 per share amounting $5,100 to partially settle the outstanding balance.

As of March 31, 2024 and September 30, 2023, the outstanding balance on the payable is $656 and $5,756, respectively.

Note 9 - Related Party Transactions

9.1 Related Party Contract

ZhongHe Industries Sdn Bhd (ZHI) is an entity owned by Mr. Lim Hooi Beng, who owned 20% of its shares as of June 30, 2024 and September 30, 2023. Mr. Lim Hooi Beng also owns 13.8% of the ordinary shares of the Company as of June 30, 2024. Previously, Mr. Lim Hooi Beng owned 14.5% of the ordinary shares of Graphjet as of September 30, 2023.

On September 20, 2021, the Company entered into a Contract of Commission Processing with ZHI, pursuant to which the Company appointed ZHI for the provision of services as stipulated in the Contract of Commission Processing. The service charged is based on the material consumption and labor cost incurred. On June 30, 2024, the agreement was ended and will not be extended. The Company has expensed off in full for the advances paid.

On July 1, 2022, the Company entered into a Tenancy Agreement with ZHI, with respect to the demised premises located at L4-E-8 Enterprise 4, Technology Park Malaysia, Bukit Jalil, 57000 Kuala Lumpur. Pursuant to the terms of the Tenancy Agreement, the tenancy is subject to an initial term of 2 years with a monthly rental of $0.8. The agreement will not be extended after ended and no transfer of premises ownership at the end of the agreement.

	June 30,	September 30,
	2024	2023
Advances to a related company	$-	$97

The advance to ZHI represents the prepayment made to secure its production line after offsetting with the rental charged by ZHI for the office premises.

9.2 Related Party Loans

Short Term Loan

Working capital Loan

To finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion. As of June 30, 2024, there was $96 borrowed under Working Capital Loan.

Extension Loan

On November 1, 2022, the Sponsor and the Company entered into an Extension Agreement to fund the monthly extension payments (up to fifteen (15) one-month extensions) through February 18, 2024 pursuant to the “Second Extension Amendment Proposal”. The extension loan is interest free and to be repaid in September 2024. As of June 30, 2024 the outstanding balance under the Extension Agreement was $1,142.

Long Term Loan

Payable to Directors

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the shareholders of the Company and directors of Graphjet.

	June 30,	September 30,
	2024	2023
Lim Hooi Beng	$1,483	$2,226
Aw Jeen Rong	112	6
Payables to directors	$1,595	$2,232

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong own 13.8% and 6.0% of the ordinary shares of the Company as of June 30, 2024. As of September 30, 2023, Mr. Lim Hooi Beng and Mr. Aw Jeen Rong owned 14.5% and 6.3% of the ordinary shares of Graphjet. The reduction in percentage of ownership was due to the share exchange during the merger, as stated in Note 1.2 . The shareholders will continue to support the company, hence the payables are interest free and demands for repayment are not expected within the next 12 months.

On March 11, 2024, the Company entered the debt to equity conversion agreements with Mr. Lim Hooi Beng. The Company issued 775,000 ordinary shares at $4.00 per share amounting $3,100 to partially settle the outstanding balance.

As of June 30, 2024 and September 30, 2023, the outstanding balance on the payable is $1,595 and $2,232, respectively.

Payable to a Shareholder for Intellectual Property

On March 10, 2022, Graphjet entered into Intellectual Property Sales Agreement with Mr. Liu Yu, as supplemented by the letter from Mr. Liu Yu to Graphjet dated July 29, 2022, pursuant to which Graphjet purchased the process for producing palm-based graphene, an intellectual property held by Mr. Liu Yu for $6,258 payable within the 19th to 36th month period from July 29, 2022. Liu Yu owned 24.3% the Company’s ordinary shares as of June 30, 2024 and 25.5% of the ordinary shares of Graphjet as of September 30, 2023. The reduction in percentage of ownership was due to the share exchange during the merger, as stated in Note 1.2. This long-term payable is excluded from recognizing imputed interest in accordance with ASC 835-30 Interest.

On March 11, 2024, the Company entered the debt to equity conversion agreements with Mr. Liu Yu. The Company issued 1,275,000 ordinary shares at $4.00 per share amounting $5,100 to partially settle the outstanding balance.

As of June 30, 2024 and September 30, 2023, the outstanding balance on the payable is $656 and $5,756, respectively.